UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INCOME STOCK FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2006

 [LOGO OF USAA]
     USAA(R)

                              USAA INCOME
                                    STOCK Fund

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

                       1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              COMMON STOCKS (98.6%)

              CONSUMER DISCRETIONARY (9.0%)
              -----------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
     5,200    Columbia Sportswear Co.*                                                       $      290
    63,600    Jones Apparel Group, Inc.                                                           2,124
    70,600    Liz Claiborne, Inc.(a)                                                              2,977
     7,400    Polo Ralph Lauren Corp.                                                               526
    40,600    VF Corp.                                                                            3,086
                                                                                             ----------
                                                                                                  9,003
                                                                                             ----------
              APPAREL RETAIL (0.7%)
    65,300    AnnTaylor Stores Corp.*                                                             2,875
     3,500    Foot Locker, Inc.                                                                      81
   477,900    Gap, Inc.                                                                          10,045
     4,100    Ross Stores, Inc.                                                                     121
    86,500    TJX Companies, Inc.                                                                 2,504
                                                                                             ----------
                                                                                                 15,626
                                                                                             ----------
              AUTO PARTS & EQUIPMENT (0.3%)
    12,400    American Axle & Manufacturing Holdings, Inc.                                          233
    57,000    Autoliv, Inc.                                                                       3,242
     1,900    Borg Warner, Inc.                                                                     109
    34,900    Johnson Controls, Inc.                                                              2,846
    14,600    TRW Automotive Holdings Corp.*                                                        374
                                                                                             ----------
                                                                                                  6,804
                                                                                             ----------
              AUTOMOBILE MANUFACTURERS (0.5%)
   898,500    Ford Motor Co.(a)                                                                   7,439
   134,100    General Motors Corp.(a)                                                             4,683
                                                                                             ----------
                                                                                                 12,122
                                                                                             ----------
              AUTOMOTIVE RETAIL (0.2%)
   103,500    AutoNation, Inc.*                                                                   2,075
     5,500    AutoZone, Inc.*                                                                       616
    26,400    O'Reilly Automotive, Inc.*                                                            852
    25,100    United Auto Group, Inc.                                                               577
                                                                                             ----------
                                                                                                  4,120
                                                                                             ----------
              BROADCASTING & CABLE TV (0.6%)
   218,600    CBS Corp. "B"                                                                       6,327
   182,500    Comcast Corp. "A"*                                                                  7,422
    11,100    Univision Communications, Inc. "A"*                                                   389
                                                                                             ----------
                                                                                                 14,138
                                                                                             ----------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
     8,400    Best Buy Co., Inc.                                                                    464
   136,400    Circuit City Stores, Inc.                                                           3,680
                                                                                             ----------
                                                                                                  4,144
                                                                                             ----------
              DEPARTMENT STORES (0.1%)
     7,900    Dillard's, Inc. "A"                                                                   238
     4,300    Federated Department Stores, Inc.                                                     189
    16,100    Sears Holdings Corp.*                                                               2,809
                                                                                             ----------
                                                                                                  3,236
                                                                                             ----------
              DISTRIBUTORS (0.2%)
    97,000    Genuine Parts Co.                                                                   4,415
                                                                                             ----------
              EDUCATIONAL SERVICES (0.0%)(b)
       100    ITT Educational Services, Inc.*                                                         7
                                                                                             ----------

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                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              GENERAL MERCHANDISE STORES (0.2%)
    28,400    Dollar General Corp.                                                           $      398
    61,500    Dollar Tree Stores, Inc.*                                                           1,912
    53,000    Family Dollar Stores, Inc.                                                          1,561
    19,800    Target Corp.                                                                        1,172
                                                                                             ----------
                                                                                                  5,043
                                                                                             ----------
              HOME FURNISHINGS (0.1%)
    26,200    Leggett & Platt, Inc.                                                                 612
    19,300    Mohawk Industries, Inc.*(a)                                                         1,403
                                                                                             ----------
                                                                                                  2,015
                                                                                             ----------
              HOME IMPROVEMENT RETAIL (1.0%)
   417,800    Home Depot, Inc.                                                                   15,597
   209,200    Lowe's Companies, Inc.                                                              6,305
    12,700    Sherwin-Williams Co.                                                                  752
                                                                                             ----------
                                                                                                 22,654
                                                                                             ----------
              HOMEBUILDING (0.4%)
    12,800    Beazer Homes USA, Inc.(a)                                                             555
    39,000    Centex Corp.                                                                        2,040
    14,166    D.R. Horton, Inc.                                                                     332
     8,000    Hovnanian Enterprises, Inc. "A"*                                                      247
    29,900    KB Home                                                                             1,344
    42,300    Lennar Corp. "A"                                                                    2,008
    21,263    M.D.C. Holdings, Inc.(a)                                                            1,060
       300    NVR, Inc.*                                                                            168
     6,900    Pulte Homes, Inc.                                                                     214
    23,800    Ryland Group, Inc.(a)                                                               1,093
                                                                                             ----------
                                                                                                  9,061
                                                                                             ----------
              HOMEFURNISHING RETAIL (0.0%)(b)
    14,300    Bed Bath & Beyond, Inc.*                                                              576
                                                                                             ----------
              HOUSEHOLD APPLIANCES (0.5%)
    12,600    Snap-On, Inc.                                                                         593
   151,100    Stanley Works(a)                                                                    7,200
    35,431    Whirlpool Corp.                                                                     3,080
                                                                                             ----------
                                                                                                 10,873
                                                                                             ----------
              HOUSEWARES & SPECIALTIES (0.2%)
   136,300    Newell Rubbermaid, Inc.                                                             3,923
                                                                                             ----------
              INTERNET RETAIL (0.2%)
   170,400    IAC/InterActiveCorp*                                                                5,279
                                                                                             ----------
              LEISURE PRODUCTS (0.1%)
    58,400    Mattel, Inc.                                                                        1,322
                                                                                             ----------
              MOTORCYCLE MANUFACTURERS (0.1%)
    26,700    Harley-Davidson, Inc.                                                               1,832
                                                                                             ----------
              MOVIES & ENTERTAINMENT (1.3%)
   219,800    News Corp. "A"                                                                      4,583
   878,200    Time Warner, Inc.                                                                  17,573
   261,900    Walt Disney Co.                                                                     8,239
                                                                                             ----------
                                                                                                 30,395
                                                                                             ----------

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                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              PHOTOGRAPHIC PRODUCTS (0.1%)
   123,700    Eastman Kodak Co.(a)                                                           $    3,018
                                                                                             ----------
              PUBLISHING (0.2%)
    73,000    Gannett Co., Inc.(a)                                                                4,317
    11,700    Lee Enterprises, Inc.                                                                 334
    19,900    New York Times Co. "A"(a)                                                             481
     3,600    R.H. Donnelley Corp.                                                                  217
    13,800    Tribune Co.                                                                           460
                                                                                             ----------
                                                                                                  5,809
                                                                                             ----------
              RESTAURANTS (0.8%)
     3,450    Applebee's International, Inc.                                                         79
    28,800    Brinker International, Inc.                                                         1,337
    20,200    CBRL Group, Inc.                                                                      887
    13,600    Darden Restaurants, Inc.                                                              570
   341,700    McDonald's Corp.                                                                   14,324
    10,900    OSI Restaurant Partners, Inc.                                                         363
     6,700    Starbucks Corp.*                                                                      253
    10,500    Wendy's International, Inc.                                                           363
                                                                                             ----------
                                                                                                 18,176
                                                                                             ----------
              SPECIALIZED CONSUMER SERVICES (0.0%)(b)
    27,400    H&R Block, Inc.                                                                       599
                                                                                             ----------
              SPECIALTY STORES (0.6%)
   143,100    Barnes & Noble, Inc.                                                                5,911
    15,400    Borders Group, Inc.                                                                   317
    13,500    Claire's Stores, Inc.                                                                 383
    45,000    Office Depot, Inc.*                                                                 1,890
    73,000    OfficeMax, Inc.                                                                     3,473
    37,700    Staples, Inc.                                                                         972
    12,700    Tiffany & Co.                                                                         454
                                                                                             ----------
                                                                                                 13,400
                                                                                             ----------
              Total Consumer Discretionary                                                      207,590
                                                                                             ----------
              CONSUMER STAPLES (7.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.5%)
   291,600    Archer-Daniels-Midland Co.                                                         11,226
                                                                                             ----------
              BREWERS (0.2%)
   100,900    Anheuser-Busch Companies, Inc.                                                      4,785
                                                                                             ----------
              DRUG RETAIL (0.1%)
    70,300    Walgreen Co.                                                                        3,071
                                                                                             ----------
              FOOD RETAIL (1.0%)
   569,400    Kroger Co.                                                                         12,806
   223,600    Safeway, Inc.                                                                       6,565
    90,942    SUPERVALU, Inc.(a)                                                                  3,037
                                                                                             ----------
                                                                                                 22,408
                                                                                             ----------
              HOUSEHOLD PRODUCTS (1.2%)
     5,700    Clorox Co.                                                                            368
     8,200    Energizer Holdings, Inc.*                                                             641

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    87,600    Kimberly-Clark Corp.                                                           $    5,827
   334,800    Procter & Gamble Co.                                                               21,223
                                                                                             ----------
                                                                                                 28,059
                                                                                             ----------
              HYPERMARKETS & SUPER CENTERS (0.8%)
    21,400    BJ's Wholesale Club, Inc.*                                                            613
    60,100    Costco Wholesale Corp.                                                              3,208
   278,400    Wal-Mart Stores, Inc.                                                              13,720
                                                                                             ----------
                                                                                                 17,541
                                                                                             ----------
              PACKAGED FOODS & MEAT (1.2%)
     7,100    Campbell Soup Co.                                                                     265
    44,300    ConAgra Foods, Inc.                                                                 1,158
    10,800    Dean Foods Co.*                                                                       452
    18,600    General Mills, Inc.                                                                 1,057
   194,100    H.J. Heinz Co.                                                                      8,183
    67,700    Hershey Co.                                                                         3,582
    90,800    Hormel Foods Corp.                                                                  3,279
   135,400    Kraft Foods, Inc. "A"(a)                                                            4,658
       200    McCormick & Co., Inc.                                                                   8
   229,800    Sara Lee Corp.                                                                      3,930
   113,800    Tyson Foods, Inc. "A"                                                               1,644
                                                                                             ----------
                                                                                                 28,216
                                                                                             ----------
              SOFT DRINKS (0.6%)
   181,300    Coca-Cola Co.                                                                       8,470
    13,600    Coca-Cola Enterprises, Inc.                                                           273
    34,200    Pepsi Bottling Group, Inc.                                                          1,081
   237,900    PepsiAmericas, Inc.                                                                 4,865
                                                                                             ----------
                                                                                                 14,689
                                                                                             ----------
              TOBACCO (2.2%)
   548,700    Altria Group, Inc.                                                                 44,626
    48,000    Reynolds American, Inc.                                                             3,032
    51,500    UST, Inc.                                                                           2,758
                                                                                             ----------
                                                                                                 50,416
                                                                                             ----------
              Total Consumer Staples                                                            180,411
                                                                                             ----------
              ENERGY (10.4%)
              --------------
              INTEGRATED OIL & GAS (8.6%)
   553,801    Chevron Corp.                                                                      37,215
   486,777    ConocoPhillips                                                                     29,323
 1,596,300    Exxon Mobil Corp.                                                                 114,008
    17,400    Hess Corp.                                                                            738
   132,900    Marathon Oil Corp.                                                                 11,483
   130,500    Occidental Petroleum Corp.                                                          6,126
                                                                                             ----------
                                                                                                198,893
                                                                                             ----------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
     8,200    Cameron International Corp.*                                                          411
    71,700    Tidewater, Inc.                                                                     3,565
                                                                                             ----------
                                                                                                  3,976
                                                                                             ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.7%)
   107,200    Anadarko Petroleum Corp.                                                            4,976
    42,900    Apache Corp.                                                                        2,802
   130,500    Devon Energy Corp.                                                                  8,723
     5,400    Noble Energy, Inc.                                                                    263
                                                                                             ----------
                                                                                                 16,764
                                                                                             ----------

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                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              OIL & GAS REFINING & MARKETING (0.8%)
    71,600    Frontier Oil Corp.                                                             $    2,105
    45,000    Sunoco, Inc.                                                                        2,976
    64,800    Tesoro Corp.                                                                        4,143
   189,400    Valero Energy Corp.                                                                 9,911
                                                                                             ----------
                                                                                                 19,135
                                                                                             ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    21,200    Overseas Shipholding Group, Inc.                                                    1,326
                                                                                             ----------
              Total Energy                                                                      240,094
                                                                                             ----------
              FINANCIALS (36.2%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
    48,100    Ameriprise Financial, Inc.                                                          2,477
   227,700    Bank of New York Co., Inc.                                                          7,826
    13,100    Janus Capital Group, Inc.                                                             263
   101,400    Mellon Financial Corp.                                                              3,935
    36,000    State Street Corp.                                                                  2,312
                                                                                             ----------
                                                                                                 16,813
                                                                                             ----------
              CONSUMER FINANCE (0.3%)
    18,200    AmeriCredit Corp.*                                                                    465
    76,200    Capital One Financial Corp.                                                         6,045
                                                                                             ----------
                                                                                                  6,510
                                                                                             ----------
              DIVERSIFIED BANKS (4.3%)
    80,100    Comerica, Inc.                                                                      4,661
   554,249    U.S. Bancorp                                                                       18,756
   562,868    Wachovia Corp.                                                                     31,239
 1,220,900    Wells Fargo & Co.                                                                  44,307
                                                                                             ----------
                                                                                                 98,963
                                                                                             ----------
              INSURANCE BROKERS (0.2%)
    86,300    Aon Corp.                                                                           3,002
    39,300    Marsh & McLennan Companies, Inc.                                                    1,157
                                                                                             ----------
                                                                                                  4,159
                                                                                             ----------
              INVESTMENT BANKING & BROKERAGE (3.4%)
    37,300    Bear Stearns Companies, Inc.                                                        5,645
   278,500    E*TRADE Financial Corp.*                                                            6,483
    52,100    Goldman Sachs Group, Inc.                                                           9,888
    76,400    Jefferies Group, Inc.                                                               2,195
    53,900    Lehman Brothers Holdings, Inc.                                                      4,196
   288,800    Merrill Lynch & Co., Inc.                                                          25,247
   320,831    Morgan Stanley                                                                     24,521
    10,700    Raymond James Financial, Inc.                                                         341
     7,500    TD Ameritrade Holding Corp.                                                           124
                                                                                             ----------
                                                                                                 78,640
                                                                                             ----------
              LIFE & HEALTH INSURANCE (1.8%)
    72,700    AFLAC, Inc.                                                                         3,266
     5,800    AmerUs Group Co.                                                                      397
    15,600    Conseco, Inc.*                                                                        317
    73,235    Lincoln National Corp.                                                              4,637
   117,500    MetLife, Inc.                                                                       6,713
    37,300    Nationwide Financial Services, Inc. "A"                                             1,899
    17,800    Principal Financial Group, Inc.                                                     1,006
   102,700    Protective Life Corp.                                                               4,544
   121,000    Prudential Financial, Inc.(a)                                                       9,309

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                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
   123,700    StanCorp Financial Group, Inc.                                                 $    5,652
    32,400    Torchmark Corp.                                                                     1,998
   103,400    UnumProvident Corp.                                                                 2,045
                                                                                             ----------
                                                                                                 41,783
                                                                                             ----------
              MULTI-LINE INSURANCE (3.0%)
   160,800    American Financial Group, Inc.                                                      7,696
   767,000    American International Group, Inc.                                                 51,519
    20,500    Hartford Financial Services Group, Inc.                                             1,787
   100,423    HCC Insurance Holdings, Inc.                                                        3,380
   131,900    Loews Corp.                                                                         5,134
                                                                                             ----------
                                                                                                 69,516
                                                                                             ----------
              MULTI-SECTOR HOLDINGS (0.0%)(b)
    10,800    Leucadia National Corp.                                                               285
                                                                                             ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (10.5%)
 1,612,783    Bank of America Corp.                                                              86,881
 2,070,500    Citigroup, Inc.                                                                   103,856
 1,107,400    JPMorgan Chase & Co.                                                               52,535
                                                                                             ----------
                                                                                                243,272
                                                                                             ----------
              PROPERTY & CASUALTY INSURANCE (2.8%)
   186,700    Allstate Corp.                                                                     11,456
   107,900    Ambac Financial Group, Inc.                                                         9,009
   231,800    Chubb Corp.                                                                        12,320
    49,000    Commerce Group, Inc.                                                                1,450
    76,580    Fidelity National Financial, Inc.                                                   1,708
    64,635    Fidelity National Title Group, Inc. "A"                                             1,423
    41,400    First American Corp.                                                                1,690
    10,700    Hanover Insurance Group, Inc.                                                         485
    51,500    MBIA, Inc.(a)                                                                       3,194
    10,500    Mercury General Corp.                                                                 544
   109,175    Old Republic International Corp.                                                    2,460
    92,800    Progressive Corp.                                                                   2,243
    34,800    Safeco Corp.                                                                        2,025
   110,900    St. Paul Travelers Companies, Inc.                                                  5,670
   239,150    W.R. Berkley Corp.                                                                  8,815
                                                                                             ----------
                                                                                                 64,492
                                                                                             ----------
              REGIONAL BANKS (4.0%)
    76,000    AmSouth Bancorp                                                                     2,297
     8,400    BancorpSouth, Inc.                                                                    215
   183,700    BB&T Corp.                                                                          7,995
   126,800    Colonial Bancgroup, Inc.                                                            3,023
    13,200    Commerce Bancshares, Inc.                                                             653
   120,000    Compass Bancshares, Inc.                                                            6,751
    64,900    Cullen/Frost Bankers, Inc.                                                          3,515
    57,700    East West Bancorp, Inc.                                                             2,107
   276,100    Fifth Third Bancorp                                                                11,003
    64,800    First Horizon National Corp.(a)                                                     2,548
    28,400    Firstmerit Corp.                                                                      659
    37,000    Huntington Bancshares, Inc.                                                           903
   124,700    KeyCorp                                                                             4,631
       900    M&T Bank Corp.                                                                        110
   279,346    National City Corp.(a)                                                             10,406
   109,500    PNC Financial Services Group, Inc.                                                  7,668
   215,429    Regions Financial Corp.(a)                                                          8,175

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                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
   107,642    Sky Financial Group, Inc.                                                      $    2,696
    62,300    SunTrust Banks, Inc.                                                                4,921
    15,700    TCF Financial Corp.                                                                   409
     3,800    TD Banknorth, Inc.                                                                    112
     8,200    Trustmark Corp.                                                                       260
    65,200    UnionBanCal Corp.                                                                   3,754
   135,800    Whitney Holding Corp.                                                               4,435
    47,200    Wilmington Trust Corp.                                                              1,963
     4,700    Zions Bancorporation                                                                  378
                                                                                             ----------
                                                                                                 91,587
                                                                                             ----------
              REINSURANCE (0.0%)(b)
     6,600    Reinsurance Group of America, Inc.                                                    372
                                                                                             ----------
              REITs - DIVERSIFIED (0.4%)
   109,000    Colonial Properties Trust                                                           5,493
     5,500    Crescent Real Estate Equities Co.                                                     120
    38,500    Vornado Realty Trust                                                                4,591
                                                                                             ----------
                                                                                                 10,204
                                                                                             ----------
              REITs - INDUSTRIAL (0.1%)
     4,300    AMB Property Corp.                                                                    251
    38,900    ProLogis                                                                            2,461
                                                                                             ----------
                                                                                                  2,712
                                                                                             ----------
              REITs - MORTGAGE (0.6%)
    33,800    Annaly Mortgage Management, Inc.(a)                                                   444
    57,200    iStar Financial, Inc.                                                               2,650
   168,700    New Century Financial Corp.(a)                                                      6,643
   174,900    Thornburg Mortgage, Inc.(a)                                                         4,491
                                                                                             ----------
                                                                                                 14,228
                                                                                             ----------
              REITs - OFFICE (0.3%)
    42,400    Boston Properties, Inc.                                                             4,530
    10,000    Duke Realty Corp.                                                                     401
    56,200    Equity Office Properties Trust                                                      2,388
     2,300    SL Green Realty Corp.                                                                 278
                                                                                             ----------
                                                                                                  7,597
                                                                                             ----------
              REITs - RESIDENTIAL (0.1%)
     2,000    AvalonBay Communities, Inc.                                                           262
     3,800    BRE Properties, Inc. "A"                                                              252
     5,200    Camden Property Trust                                                                 420
     2,500    Essex Property Trust, Inc.                                                            333
                                                                                             ----------
                                                                                                  1,267
                                                                                             ----------
              REITs - RETAIL (0.0%)(b)
     8,900    Kimco Realty Corp.                                                                    396
                                                                                             ----------
              REITs - SPECIALIZED (0.5%)
    72,400    Hospitality Properties Trust                                                        3,508
   166,600    Host Marriott Corp.                                                                 3,842
     6,500    Rayonier, Inc.                                                                        266
    71,900    Ventas, Inc.                                                                        2,803
                                                                                             ----------
                                                                                                 10,419
                                                                                             ----------
              SPECIALIZED FINANCE (0.0%)(b)
    18,700    CIT Group, Inc.                                                                       973
                                                                                             ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (3.2%)
    52,250    Astoria Financial Corp.                                                        $    1,516
   312,300    Countrywide Financial Corp.                                                        11,905
     8,700    Downey Financial Corp.                                                                599
   332,500    Fannie Mae                                                                         19,704
   189,300    Freddie Mac                                                                        13,060
    20,300    Fremont General Corp.                                                                 295
   122,100    IndyMac Bancorp, Inc.(a)                                                            5,549
    13,700    MGIC Investment Corp.                                                                 805
    22,500    New York Community Bancorp, Inc.                                                      368
    18,600    PMI Group, Inc.                                                                       793
    14,200    Radian Group, Inc.                                                                    757
   446,112    Washington Mutual, Inc.                                                            18,870
     8,500    Webster Financial Corp.                                                               411
                                                                                             ----------
                                                                                                 74,632
                                                                                             ----------
              Total Financials                                                                  838,820
                                                                                             ----------
              HEALTH CARE (10.9%)
              -------------------
              BIOTECHNOLOGY (0.1%)
     7,100    Amgen, Inc.*                                                                          539
    15,900    Biogen Idec, Inc.*                                                                    757
                                                                                             ----------
                                                                                                  1,296
                                                                                             ----------
              HEALTH CARE DISTRIBUTORS (1.3%)
   247,100    AmerisourceBergen Corp.                                                            11,663
    82,300    Cardinal Health, Inc.                                                               5,386
   284,400    McKesson Corp.                                                                     14,246
                                                                                             ----------
                                                                                                 31,295
                                                                                             ----------
              HEALTH CARE EQUIPMENT (0.1%)
       900    IDEXX Laboratories, Inc.*                                                              75
    26,400    Medtronic, Inc.                                                                     1,285
                                                                                             ----------
                                                                                                  1,360
                                                                                             ----------
              HEALTH CARE FACILITIES (0.1%)
    54,600    Community Health Systems, Inc.*                                                     1,772
    12,100    Health Management Associates, Inc. "A"                                                238
    44,200    Tenet Healthcare Corp.*                                                               312
     3,800    Universal Health Services, Inc. "B"                                                   201
                                                                                             ----------
                                                                                                  2,523
                                                                                             ----------
              HEALTH CARE SERVICES (0.4%)
    59,200    Caremark Rx, Inc.                                                                   2,914
     9,800    Express Scripts, Inc.*                                                                624
    21,000    Lincare Holdings, Inc.*                                                               705
    70,500    Medco Health Solutions, Inc.*                                                       3,772
     2,500    Omnicare, Inc.                                                                         95
     7,600    Pediatrix Medical Group, Inc.*                                                        342
     2,900    Quest Diagnostics, Inc.                                                               144
                                                                                             ----------
                                                                                                  8,596
                                                                                             ----------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
    31,200    Applera Corp. - Applied Biosystems Group                                            1,164
    10,100    Thermo Electron Corp.*                                                                433
                                                                                             ----------
                                                                                                  1,597
                                                                                             ----------
              MANAGED HEALTH CARE (1.1%)
   190,100    Aetna, Inc.                                                                         7,836
    48,000    CIGNA Corp.                                                                         5,615

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
   134,300    Health Net, Inc.*                                                              $    5,575
     5,400    Humana, Inc.*                                                                         324
   113,900    UnitedHealth Group, Inc.                                                            5,556
    16,669    WellPoint, Inc.*                                                                    1,272
                                                                                             ----------
                                                                                                 26,178
                                                                                             ----------
              PHARMACEUTICALS (7.7%)
    32,200    Abbott Laboratories                                                                 1,530
   682,900    Bristol-Myers Squibb Co.                                                           16,902
    28,600    Forest Laboratories, Inc.*                                                          1,400
   104,900    Johnson & Johnson                                                                   7,070
   319,600    King Pharmaceuticals, Inc.*                                                         5,347
 1,040,600    Merck & Co., Inc.                                                                  47,264
    10,200    Mylan Laboratories, Inc.                                                              209
 3,628,000    Pfizer, Inc.                                                                       96,686
    52,400    Wyeth                                                                               2,674
                                                                                             ----------
                                                                                                179,082
                                                                                             ----------
              Total Health Care                                                                 251,927
                                                                                             ----------
              INDUSTRIALS (6.0%)
              ------------------
              AEROSPACE & DEFENSE (1.2%)
    21,200    General Dynamics Corp.                                                              1,507
   288,800    Honeywell International, Inc.                                                      12,164
    65,900    Northrop Grumman Corp.                                                              4,375
     6,700    Precision Castparts Corp.                                                             456
    31,400    Raytheon Co.                                                                        1,569
   109,800    United Technologies Corp.                                                           7,216
                                                                                             ----------
                                                                                                 27,287
                                                                                             ----------
              AIR FREIGHT & LOGISTICS (0.4%)
    72,800    FedEx Corp.                                                                         8,338
                                                                                             ----------
              AIRLINES (0.2%)
    87,900    AMR Corp.*                                                                          2,491
    65,300    Southwest Airlines Co.                                                                982
                                                                                             ----------
                                                                                                  3,473
                                                                                             ----------
              BUILDING PRODUCTS (0.2%)
    11,200    American Standard Companies, Inc.                                                     496
   132,800    Masco Corp.                                                                         3,672
                                                                                             ----------
                                                                                                  4,168
                                                                                             ----------
              COMMERCIAL PRINTING (0.2%)
    29,600    Deluxe Corp.                                                                          671
   101,000    R.R. Donnelley & Sons Co.                                                           3,420
                                                                                             ----------
                                                                                                  4,091
                                                                                             ----------
              CONSTRUCTION & ENGINEERING (0.0%)(b)
     6,100    Jacobs Engineering Group, Inc.*                                                       461
                                                                                             ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    26,100    Cummins, Inc.                                                                       3,314
    12,800    Deere & Co.                                                                         1,090
    42,600    PACCAR, Inc.                                                                        2,522
     6,600    Terex Corp.*                                                                          342
     8,600    Trinity Industries, Inc.                                                              310
                                                                                             ----------
                                                                                                  7,578
                                                                                             ----------

10

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    19,800    Emerson Electric Co.                                                           $    1,671
     5,200    Hubbell, Inc.                                                                         257
     3,800    Thomas & Betts Corp.*                                                                 196
                                                                                             ----------
                                                                                                  2,124
                                                                                             ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    26,300    Allied Waste Industries, Inc.*                                                        320
    73,200    Waste Management, Inc.                                                              2,743
                                                                                             ----------
                                                                                                  3,063
                                                                                             ----------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
    22,500    Manpower, Inc.                                                                      1,525
                                                                                             ----------
              INDUSTRIAL CONGLOMERATES (1.7%)
    36,300    Carlisle Companies, Inc.                                                            3,038
   989,700    General Electric Co.                                                               34,748
    10,100    Textron, Inc.                                                                         919
                                                                                             ----------
                                                                                                 38,705
                                                                                             ----------
              INDUSTRIAL MACHINERY (0.6%)
     7,900    Crane Co.                                                                             308
    10,600    Dover Corp.                                                                           504
   130,200    Eaton Corp.                                                                         9,430
     6,400    Flowserve Corp.*                                                                      339
    32,700    Illinois Tool Works, Inc.                                                           1,567
     4,000    Lincoln Electric Holdings, Inc.                                                       246
    11,300    Parker-Hannifin Corp.                                                                 945
    18,600    SPX Corp.                                                                           1,070
     3,000    Timken Co.                                                                             90
                                                                                             ----------
                                                                                                 14,499
                                                                                             ----------
              OFFICE SERVICES & SUPPLIES (0.3%)
     8,000    Avery Dennison Corp.                                                                  505
   124,600    Pitney Bowes, Inc.                                                                  5,820
                                                                                             ----------
                                                                                                  6,325
                                                                                             ----------
              RAILROADS (0.6%)
    33,600    Burlington Northern Santa Fe Corp.                                                  2,605
    14,200    CSX Corp.                                                                             507
   170,200    Norfolk Southern Corp.                                                              8,947
    25,600    Union Pacific Corp.                                                                 2,320
                                                                                             ----------
                                                                                                 14,379
                                                                                             ----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)(b)
    13,600    W.W. Grainger, Inc.                                                                   990
                                                                                             ----------
              TRUCKING (0.0%)(b)
    16,800    Ryder System, Inc.                                                                    885
                                                                                             ----------
              Total Industrials                                                                 137,891
                                                                                             ----------
              INFORMATION TECHNOLOGY (4.2%)
              -----------------------------
              APPLICATION SOFTWARE (0.2%)
    45,000    BEA Systems, Inc.*                                                                    732
    17,500    Cadence Design Systems, Inc.*                                                         313
   175,900    Synopsys, Inc.*                                                                     3,959
                                                                                             ----------
                                                                                                  5,004
                                                                                             ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT (0.3%)
    14,000    Cisco Systems, Inc.*                                                           $      338
     7,200    Foundry Networks, Inc.*                                                                91
     2,300    Harris Corp.                                                                           98
   217,400    Motorola, Inc.                                                                      5,013
    38,600    Tellabs, Inc.*                                                                        407
                                                                                             ----------
                                                                                                  5,947
                                                                                             ----------
              COMPUTER HARDWARE (1.8%)
   174,600    Dell, Inc.*                                                                         4,248
    13,800    Diebold, Inc.                                                                         603
   628,400    Hewlett-Packard Co.                                                                24,344
   108,100    International Business Machines Corp.                                               9,981
    69,500    NCR Corp.*                                                                          2,886
                                                                                             ----------
                                                                                                 42,062
                                                                                             ----------
              COMPUTER STORAGE & PERIPHERALS (0.1%)
    35,200    Lexmark International, Inc. "A"*                                                    2,239
                                                                                             ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
    37,100    Affiliated Computer Services, Inc. "A"*                                             1,984
    21,700    Ceridian Corp.*                                                                       511
   114,200    Computer Sciences Corp.*                                                            6,035
    40,700    Convergys Corp.*                                                                      863
   105,800    Electronic Data Systems Corp.                                                       2,680
    58,800    First Data Corp.                                                                    1,426
     9,100    Fiserv, Inc.*                                                                         450
     8,100    Moneygram International, Inc.                                                         277
    55,700    Sabre Holdings Corp. "A"                                                            1,416
    58,800    Western Union Co.*                                                                  1,297
                                                                                             ----------
                                                                                                 16,939
                                                                                             ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
     8,900    Agilent Technologies, Inc.*                                                           317
    25,800    AVX Corp.                                                                             407
     7,700    Tektronix, Inc.                                                                       234
     6,700    Vishay Intertechnology, Inc.*                                                          90
                                                                                             ----------
                                                                                                  1,048
                                                                                             ----------
              ELECTRONIC MANUFACTURING SERVICES (0.0%)(b)
    15,100    Jabil Circuit, Inc.                                                                   433
    13,200    Molex, Inc.                                                                           461
                                                                                             ----------
                                                                                                    894
                                                                                             ----------
              IT CONSULTING & OTHER SERVICES (0.0%)(b)
    42,100    Unisys Corp.*                                                                         275
                                                                                             ----------
              SEMICONDUCTOR EQUIPMENT (0.0%)(b)
    38,300    Applied Materials, Inc.                                                               666
                                                                                             ----------
              SEMICONDUCTORS (0.5%)
   290,102    Atmel Corp.*                                                                        1,668
    70,013    Integrated Device Technology, Inc.*                                                 1,110
   228,300    Intel Corp.                                                                         4,872
    20,400    Intersil Corp. "A"                                                                    478
   219,200    Micron Technology, Inc.*                                                            3,168
                                                                                             ----------
                                                                                                 11,296
                                                                                             ----------

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                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              SYSTEMS SOFTWARE (0.3%)
    14,800    BMC Software, Inc.*                                                            $      448
    73,300    CA, Inc.                                                                            1,815
   175,300    Microsoft Corp.                                                                     5,033
    57,300    Novell, Inc.*                                                                         344
                                                                                             ----------
                                                                                                  7,640
                                                                                             ----------
              TECHNOLOGY DISTRIBUTORS (0.2%)
    16,400    Arrow Electronics, Inc.*                                                              490
    17,100    Avnet, Inc.*                                                                          405
     2,500    CDW Corp.                                                                             164
    54,500    Ingram Micro, Inc. "A"*                                                             1,123
    40,900    Tech Data Corp.*                                                                    1,609
                                                                                             ----------
                                                                                                  3,791
                                                                                             ----------
              Total Information Technology                                                       97,801
                                                                                             ----------
              MATERIALS (2.4%)
              ----------------
              ALUMINUM (0.5%)
   385,100    Alcoa, Inc.                                                                        11,133
                                                                                             ----------
              CONSTRUCTION MATERIALS (0.0%)(b)
     7,100    Martin Marietta Materials, Inc.                                                       625
     5,500    Vulcan Materials Co.                                                                  448
                                                                                             ----------
                                                                                                  1,073
                                                                                             ----------
              DIVERSIFIED CHEMICALS (0.5%)
   161,600    Dow Chemical Co.                                                                    6,592
    68,300    E.I. du Pont de Nemours & Co.                                                       3,128
    38,100    PPG Industries, Inc.                                                                2,606
                                                                                             ----------
                                                                                                 12,326
                                                                                             ----------
              DIVERSIFIED METALS & MINING (0.3%)
    74,000    Phelps Dodge Corp.                                                                  7,428
                                                                                             ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)(b)
     5,600    Scotts Miracle-Gro Co. "A"                                                            277
                                                                                             ----------
              GOLD (0.2%)
   100,900    Newmont Mining Corp.                                                                4,568
                                                                                             ----------
              INDUSTRIAL GASES (0.1%)
    16,900    Air Products & Chemicals, Inc.                                                      1,177
     5,200    Airgas, Inc.                                                                          197
                                                                                             ----------
                                                                                                  1,374
                                                                                             ----------
              METAL & GLASS CONTAINERS (0.0%)(b)
     5,800    Ball Corp.                                                                            241
                                                                                             ----------
              PAPER PACKAGING (0.3%)
    13,800    Bemis Co., Inc.                                                                       464
    25,600    Sonoco Products Co.                                                                   908
   132,100    Temple-Inland, Inc.                                                                 5,210
                                                                                             ----------
                                                                                                  6,582
                                                                                             ----------
              PAPER PRODUCTS (0.2%)
    16,200    International Paper Co.                                                               540
   110,600    MeadWestVaco Corp.                                                                  3,044
                                                                                             ----------
                                                                                                  3,584
                                                                                             ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              SPECIALTY CHEMICALS (0.1%)
     5,600    Rohm & Haas Co.                                                                $      290
   124,600    RPM International, Inc.                                                             2,386
    16,200    Valspar Corp.                                                                         434
                                                                                             ----------
                                                                                                  3,110
                                                                                             ----------
              STEEL (0.2%)
    40,800    Nucor Corp.*                                                                        2,383
    15,700    Reliance Steel & Aluminum Co.                                                         540
    35,100    Steel Dynamics, Inc.                                                                2,110
                                                                                             ----------
                                                                                                  5,033
                                                                                             ----------
              Total Materials                                                                    56,729
                                                                                             ----------
              TELECOMMUNICATION SERVICES (8.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (8.0%)
 1,855,645    AT&T, Inc.                                                                         63,556
   893,000    BellSouth Corp.                                                                    40,274
   117,200    CenturyTel, Inc.                                                                    4,716
   353,500    Citizens Communications Co.                                                         5,182
    58,200    Qwest Communications International, Inc.*                                             502
 1,884,688    Verizon Communications, Inc.                                                       69,734
                                                                                             ----------
                                                                                                183,964
                                                                                             ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    19,900    ALLTEL Corp.                                                                        1,061
   269,420    Sprint Nextel Corp.                                                                 5,036
    75,600    Telephone & Data Systems, Inc.                                                      3,693
                                                                                             ----------
                                                                                                  9,790
                                                                                             ----------
              Total Telecommunication Services                                                  193,754
                                                                                             ----------
              UTILITIES (3.3%)
              ----------------
              ELECTRIC UTILITIES (1.6%)
     8,600    Allegheny Energy, Inc.*                                                               370
    60,800    American Electric Power Co., Inc.                                                   2,519
   135,100    Edison International                                                                6,004
    60,400    Exelon Corp.                                                                        3,743
   184,600    FirstEnergy Corp.                                                                  10,864
   176,000    Pepco Holdings, Inc.(a)                                                             4,474
    50,400    Pinnacle West Capital Corp.                                                         2,410
   174,100    Progress Energy, Inc.                                                               8,008
                                                                                             ----------
                                                                                                 38,392
                                                                                             ----------
              GAS UTILITIES (0.3%)
    74,400    Energen Corp.                                                                       3,186
    92,300    National Fuel Gas Co.                                                               3,452
                                                                                             ----------
                                                                                                  6,638
                                                                                             ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    30,600    Constellation Energy Group, Inc.                                                    1,909
                                                                                             ----------
              MULTI-UTILITIES (1.3%)
   167,400    Alliant Energy Corp.                                                                6,420
   339,500    CenterPoint Energy, Inc.                                                            5,256
    46,900    Dominion Resources, Inc.                                                            3,798
    81,200    DTE Energy Co.                                                                      3,689
    34,900    Duke Energy Corp.                                                                   1,104

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
   150,200    Energy East Corp.                                                              $    3,651
    16,200    MDU Resources Group, Inc.                                                             416
    83,000    NiSource, Inc.                                                                      1,931
    33,300    PG&E Corp.                                                                          1,437
    54,500    SCANA Corp.                                                                         2,178
     5,400    TECO Energy, Inc.                                                                      89
    31,200    Xcel Energy, Inc.(a)                                                                  689
                                                                                             ----------
                                                                                                 30,658
                                                                                             ----------
              Total Utilities                                                                    77,597
                                                                                             ----------
              Total Common Stocks (cost: $1,978,744)                                          2,282,614
                                                                                             ----------
              MONEY MARKET INSTRUMENTS (1.3%)

              MONEY MARKET FUNDS (1.3%)
28,627,435    SSgA Prime Money Market Fund, 5.19%(d) (cost: $28,627)                             28,627
                                                                                             ----------
              Total Money Market Instruments (cost: $28,627)                                     28,627
                                                                                             ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
              SECURITIES LOANED (3.2%)(e)

              MONEY MARKET FUNDS (0.0%)(b)
   659,194    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(d)                       659
                                                                                             ----------
 PRINCIPAL
    AMOUNT
     (000)
----------
             CORPORATE OBLIGATIONS (1.5%)
   $ 9,000   Links Finance, LLC, Notes(f), 5.34%(g), 11/09/2006                                   9,000
    25,000   Toyota Motor Credit Corp., 5.30%(g), 11/07/2006                                     25,000
                                                                                             ----------
             Total Corporate Obligations                                                         34,000
                                                                                             ----------
             REPURCHASE AGREEMENTS (1.7%)(h)
     5,000   Credit Suisse First Boston LLC, 5.30%, acquired on 10/31/2006 and due 11/01/2006 at $5,000 (collateralized by $39,960 of Freddie Mac
                Notes(c), 7.09%(i), due 4/04/2036; market value $5,100)                           5,000
     1,000   Deutsche Bank Securities, Inc., 5.29%, acquired on 10/31/2006 and due
                11/01/2006 at $1,000 (collateralized by $1,059 of Fannie Mae
                Notes(c), 3.13%, due 3/16/2009; market value $1,020)                              1,000
    34,000   Merrill Lynch Government Securities, Inc., 5.29%, acquired on
                10/31/2006 and due 11/01/2006 at $34,000 (collateralized by $33,810
                of U.S. Treasury Notes, 4.88%, due 8/15/2016; market value $34,683)              34,000
                                                                                             ----------
             Total Repurchase Agreements                                                         40,000
                                                                                             ----------
             Total Short-Term Investments Purchased With Cash Collateral From
                Securities Loaned (cost: $74,659)                                                74,659
                                                                                             ----------

             TOTAL INVESTMENTS (COST: $2,082,030)                                            $2,385,900
                                                                                             ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

           1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

           2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

           3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

           4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

           5. Repurchase agreements are valued at cost, which approximates market value.

           6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

16

 N O T E S
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           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

           7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

        B. As of October 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2006, were $323,271,000 and $19,401,000, respectively, resulting in net unrealized appreciation of $303,870,000.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,314,425,000 at October 31, 2006, and, in total, may not equal 100%.

        D. REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) The security or a portion thereof was out on loan as of October 31, 2006. The aggregate fair market value of the loaned portion of these securities as of October 31, 2006, was approximately $71,649,000. This amount excludes $467,000 of securities on loan which were sold prior to October 31, 2006.

        (b) Represents less than 0.1% of net assets.

        (c) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (d) Rate represents the money market fund annualized seven-day yield at October 31, 2006.

        (e) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

        (f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

        (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2006.

        (h) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

        (i) Zero-coupon security. Rate represents the effective yield at the date of purchase.

        * Non-income-producing security for the 12 months preceding October 31, 2006. As of October 31, 2006, 94.0% of the Fund's net assets were invested in dividend-paying stocks.

18

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

                   TRUSTEES     Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48452-1206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-28-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-28-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    12-28-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.